Allowance for Losses and Credit Quality of Financing Receivables (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Secured Short Term Consumer Loans [Member]
Aging analysis of past due financing receivables
1-30 Days Past Due	$ 1,246		$ 840
31-60 Days Past Due	708		479
61-90 Days Past Due	466		283
Over 90 Days Past Due	391		219
Total Past Due	2,811		1,821
Current receivable	3,140		1,939
Fair Value Adjustment	0		0
Total Financing Receivable	5,951		3,760
Allowance Balance	942		538
Recorded Investment Over 90 Days and Accruing	0		0
Unsecured Long Term Consumer Loans [Member]
Aging analysis of past due financing receivables
1-30 Days Past Due	2,465	[1]
31-60 Days Past Due	28,783	[1]
61-90 Days Past Due	949	[1]
Over 90 Days Past Due	7,507	[1]
Total Past Due	39,704	[1]
Current receivable	37,120	[1]
Fair Value Adjustment	(2,779)	[1]
Total Financing Receivable	74,045	[1]
Allowance Balance	623	[1]
Recorded Investment Over 90 Days and Accruing	$ 7,506	[1]

[1]	Unsecured long-term consumer loans amounts only existed in periods after the acquisition of Crediamigo.